Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments
Other prepayments	$ 548	$ 308
Prepayments	14,537	6,748
South Africa
Prepayments
Suppliers	617	462
Blanket | USD
Prepayments
Suppliers	3,432	1,689
Blanket | ZiG
Prepayments
Suppliers	9,634	4,055
Blanket | ZAR
Prepayments
Suppliers	$ 306	$ 234